Related Party Transactions and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
401 (k) Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-in-Interest Transactions	Related Party and Party-In-Interest Transactions
The Bank sponsors the Plan. Common stock of the Company is one of the investment options in the Plan. The Bank is the trustee of the Plan. Empower Annuity Insurance Company and related subsidiaries are third party administrators of the Plan. Transactions between the Plan and these entities constitute exempt party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held 678,299 shares and 627,893 shares, respectively, of common stock of the Company, with a cost basis of $19,309,039 and $16,842,515, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income of $578,846 and $575,713, respectively. Purchases and sales of shares by the Plan totaled $7,706,938 and $6,389,353, respectively for the year ended December 31, 2025 and $2,760,169 and $3,544,851, respectively for the year ended December 31, 2024.
Note C – Related Party and Party-In-Interest Transactions (continued)
Certain of the Plan’s investments are offered in the form of separately managed accounts, each consisting of mutual funds. Although these separately managed accounts bear the name of Renasant Bank, they do not consist of shares of the Company, and the underlying mutual funds are not proprietary to the Company.
The Plan issues loans to participants which are secured by the vested balance of the participant’s account and pays certain expenses related to plan operations and investment activity to various service providers. These transactions are party-in-interest transactions, which are exempt from prohibited transaction rules under ERISA.